Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes
Schedule Of Income Before Income Tax, Domestic And Foreign

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Domestic loss	$(22,954)	$(24,550)	$(9,492)
Foreign income	347,801	344,529	305,923

	$324,847	$319,979	$296,431

Schedule Of Components Of Income Tax Provision (Benefit)

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Current - domestic	$29	$(34)	$160
Deferred - domestic	(980)	6,813	(4,335)
Current - foreign	54,209	58,218	50,052
Deferred - foreign	(85)	(2,014)	(191)

	$53,173	$62,983	$45,686

Schedule Of Deferred Tax Assets And Liabilities

	September 30,
	2011	2010
Deferred tax assets -
Net operating loss carryforwards	$16,014	$10,089
Tax credit carryforwards	1,618	730
Stock option compensation expense	7,105	6,298
Book accruals	3,273	3,157

	28,010	20,274

Deferred tax liabilities -
Difference in book and tax basis of equipment	(12,222)	(13,935)

	(12,222)	(13,935)

Net deferred tax assets (liabilities) before valuation allowance	15,788	6,339
Valuation allowance	(25,568)	(17,184)

	$(9,780)	$(10,845)

Net current deferred tax assets	$—	$—
Net noncurrent deferred tax liabilities	(9,780)	(10,845)

	$(9,780)	$(10,845)

Summary Of Activity Related To Net Uncertain Tax Positions

Liability for Uncertain Tax Positions
Balance at October 1, 2010	$9,968
Increases based on tax positions related to prior fiscal years	5,959
Increases based on tax positions related to current fiscal year	877

Balance at September 30, 2011	$16,804

Schedule Of Effective Income Tax Rate Reconciliation

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Statutory income tax rate	35%	35%	35%
Resolution of prior period tax items		1	(1)
Increase in tax rate resulting from -
Valuation allowance		2
Increases to the reserve for uncertain tax positions	2	1	1
Decrease in tax rate resulting from -
Foreign tax rate differentials, net of foreign tax credit utilization	(23)	(19)	(20)

Effective income tax rate	16%	20%	15%